SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of stock option activity and related information

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2025:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the year	306,200	$12.64	3.30	$80
Changes during the year:
Granted	11,750	$10.05
Exercised	(32,437)	$7.76
Forfeited	(57,300)	$10.61
Options outstanding at the end of the year	228,213	$13.71	3.16	$-
Options exercisable at the end of the year	141,359	$15.31	1.71	$-

Schedule of options for employees outstanding have been separated into ranges of exercise prices

The outstanding options for employees as of December 31, 2025 have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2025	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options exercisable as of December 31, 2025	Weighted average exercise price of exercisable options
$9.13-10.12	22,213	6.00	$9.62	2,472	$9.13
$10.90-30.76	206,000	2.85	$14.15	138,887	$15.42
	228,213	3.16	$13.71	141,359	$15.31

Schedule of RSU activity and related information

The following is a summary of the Company’s RSUs’ activity and related information for the year ended December 31, 2025:

	Number of shares	Weighted average grant date fair value
RSUs outstanding at the beginning of the year	1,206,444	$14.96
Changes during the year:
Granted	562,435	$10.06
Vested	(527,428)	$17.87
Forfeited	(20,388)	$16.26
RSUs outstanding at the end of the year	1,221,063	$11.42